STOCKHOLDERS' EQUITY Summary of Retained Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of Retained Earnings [Abstract]
Undistributed Earnings of nonconsolidated affiliates included in retained earnings	$ 950	$ 1,067